Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Trade and other payables [abstract]
Trade payables	£ 3,249	£ 3,113
Deferred payables	404	487
Customer contributions	171	137
Social security and other taxes	240	278
Contingent consideration	19	34
Other payables	985	866
Trade and other payables	£ 5,068	£ 4,915